Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:  484-583-8711

Email:  Sam.Goldstein@lfg.com

VIA EDGAR

July 31, 2019

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File No.:	033-70742
	Fund:	LVIP Franklin Templeton Value Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund (each a “Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is the Registration Statement on Form N-14 for the above-referenced Registrant for each Fund.

The Amendment is being filed pursuant to Rule 488(a) under the Securities Act of 1933, pursuant to the reorganization of the Service Class shares of the LVIP Franklin Templeton Value Managed Volatility Fund (Acquired Fund) into the Service Class shares of the LVIP BlackRock Dividend Value Managed Volatility Fund (Acquiring Fund). The Acquiring Fund will not be issuing Standard Class shares in the reorganization because the Acquired Fund will have no outstanding Standard Class shares as of the closing date.

We believe that the Amendment contains all material information required for it to go effective under Rule 488.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Assistant General Counsel—Funds Management

cc:        Ronald A. Holinsky, Chief Counsel